9. Discontinued Operations (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Nov. 10, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 10, 2017	Dec. 31, 2015
Disclosure of offsetting of financial liabilities [line items]
Stockholder's equity		$ (6,498,012)	$ (7,355,017)	$ (4,763,785)		$ (5,010,816)
Loss on sale of subsidiary		$ 0	(135,200)	0
Nova [Member]
Disclosure of offsetting of financial liabilities [line items]
Stockholder's equity					$ 166,246
Loss on sale of subsidiary			$ (135,200)	$ 0
Purchase Agreement [Member] | Nova [Member]
Disclosure of offsetting of financial liabilities [line items]
Number of shares exchanged in discontinued operations					53,828
Consideration received	$ (80,742)
Loss on sale of subsidiary	$ (135,200)